CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Preferred stock, par value (usd per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized (in shares)	50,000,000	50,000,000	50,000,000
Preferred stock, issued (in shares)	0	0	0
Preferred stock, outstanding (in shares)	0	0	0
Common stock, par value (usd per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized (in shares)	300,000,000	300,000,000	300,000,000
Common stock, issued (in shares)	168,977,965	168,936,633	177,933,175
Common stock, outstanding (in shares)	168,977,965	168,936,633	177,933,175